Bridge loan (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of capital management [text block]
Carrying values of the liability and equity components
	Liability Component	Equity Component	Total

Loan advance received	$2,801	$199	$3,000
Transaction costs	(20)	(1)	(21)
Deferred tax impact	-	(54)	(54)
Impact on statement of financial position	$2,781	$144	$2,925

Continuity of Bridge Loan
Fair value of Bridge Loan on initial recognition	$2,781
Finance expense	150
Closing balance at December 31, 2019	$2,931